Note 5 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(5)	Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	129,915	119,478
Motor vehicles	23,774	10,443
Leasehold improvements	13,146	6,192
Total	179,152	148,430
Less: Accumulated depreciation	(147,814)	(122,355)
Property, plant and equipment, net	31,338	26,075

No
impairment for property, plant and equipment was recorded for the years ended
December 31, 2015,
2016
and
2017.